Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Total Payments
Equinor In Salah AS [Member]
Total	$ 54.4					$ 54.4
Equinor In Amenas AS [Member]
Total	73.5					73.5
In Amenas [Member]
Total				$ 9.4		9.4
In Salah [Member]
Total				305.8		305.8
Equinor Dezassete AS [Member]
Total	104.0					104.0
Equinor Angola Block 17 AS [Member]
Total	138.5					138.5
Equinor Angola Block 15 AS [Member]
Total	40.8					40.8
Equinor Angola Block 31 AS [Member]
Total	66.8					66.8
Girassol [Member]
Total				55.3		55.3
Pazflor [Member]
Total				128.0		128.0
Rosa [Member]
Total				57.6		57.6
Kizomba A [Member]
Total				92.8		92.8
Kizomba B [Member]
Total				65.7		65.7
Dalia [Member]
Total				460.0		460.0
Clov [Member]
Total				45.7		45.7
PSVM [Member]
Total				11.5		11.5
Equnor Argentina S.A.U. [Member]
Total	11.6					11.6
Banduria Sur [Member]
Total		$ 50.9				50.9
Bajo del Toro [Member]
Total		5.1	$ 0.0			5.1
Exploration Argentina [Member]
Total			2.3			2.3
Equinor BTC Caspian AS [Member]
Total	2.2					2.2
Equinor Energy do Brasil Ltda [Member]
Total	36.9					36.9
Equinor Brasil Energia Ltda [Member]
Total	10.6					10.6
Roncador [Member]
Total		57.2	10.1			67.3
Exploration Brazil [Member]
Total			1.0			1.0
Peregrino Phase II [Member]
Total		4.1	0.0			4.1
Peregrino [Member]
Total		91.4	37.3			128.8
Santos Basin - Exploration [Member]
Total					$ 5.7	5.7
Bacalhau [Member]
Total		3.2	0.0			3.2
Equinor Canada Ltd. [Member]
Total	(0.4)					(0.4)
Exploration Canada [Member]
Total			78.2			78.2
Hibernia [Member]
Total		19.9				19.9
Hebron [Member]
Total		67.9				67.9
Statoil Iran AS [Member]
Total	0.1					0.1
Equinor Murzuq AS [Member]
Total	90.9					90.9
Equinor Energy Libya AS [Member]
Total	12.6					12.6
Murzuq [Member]
Total				$ 98.7		98.7
Equinor Holding Netherlands B.V. [Member]
Total	13.4					13.4
Equinor Nigeria AS [Member]
Total	65.4					65.4
Equinor Energy AS [Member]
Total	19,732.8					19,732.8
Equinor E&P Americas AS [Member]
Total	1.3					1.3
Snøhvit, Johan C and Barents Exploration [Member]
Total			8.8			8.8
Asgard, Mikkel & Morvin Exploration [Member]
Total			5.3			5.3
Kristin [Member]
Total			4.0			4.0
Norne [Member]
Total			1.2			1.2
Åsgard [Member]
Total			0.3			0.3
Yttergryta [Member]
Total			0.1			0.1
NCS [Member]
Total			0.3			0.3
Exploration FLX [Member]
Total			(0.2)			(0.2)
Gullfaks [Member]
Total			1.4			1.4
Gina Krog [Member]
Total		19.6				19.6
Johan Sverdrup and Martin Linge Exploration [Member]
Total			9.2			9.2
Kvitebjørn, Visund, Grane, Heimdal, Valemon Exploration [Member]
Total			10.6			10.6
Oseberg Exploration [Member]
Total			6.4			6.4
Sleipner Exploration [Member]
Total			3.2			3.2
Snorre Exploration [Member]
Total			7.1			7.1
Troll Exploration [Member]
Total			18.6			18.6
UK Utgard [Member]
Total			0.3			0.3
Exploration UK Offshore [Member]
Total			1.2			1.2
Barnacle [Member]
Total			0.3			0.3
Statfjord UK [Member]
Total			0.4			0.4
Equinor USA Onshore Properties Inc. [Member]
Total	13.5					13.5
Equinor US Holdings Inc. [Member]
Total	$ 33.0					33.0
US Offshore [Member]
Total		229.4	3.0			232.4
US Onshore [Member]
Total		$ 0.1				0.1
Exploration US [Member]
Total			$ 2.6			$ 2.6